Equity	12 Months Ended
Dec. 31, 2024
Equity
Equity

Note 10 – Equity

A.	Share capital (in thousands of shares of NIS 5 par value per share)

	Ordinary shares
	2023	2024
Issued as of January 1	258,564	235,597
Repurchase of treasury shares	(32,016)	(26,043)
Exercise of warrants during the period	3,559	3
Exercise of share options and RSUs during the period	5,490	6,220
Issued and paid-in share capital as of December 31	235,597	215,777

Note 10 – Equity (Cont.)

B.Treasury shares

As of December 31, 2024, the Company held 58,070,185 ordinary shares, constituting approximately 21.2% of its issued and paid-in share capital. The rights attached to the Company’s own shares that were acquired are suspended until their re-issuance.

In February 2023, the Company announced that it would put into action its previously announced share repurchase plan, or the $100 million Repurchase Plan, allowing it to invest up to $100 million to repurchase its ADSs from time to time, in open market transactions, and/or in privately negotiated transactions or in other legally permissible ways, depending on market conditions, share price, trading volume and other factors. The $100 million Repurchase Plan was approved by the Israeli court in in August 2022 for a period of up to 12 months and was later extended by an additional two months. The $100 million Repurchase Plan expired on October 12, 2023, with $4,160,138 remaining, and thereafter no longer eligible for repurchases under such plan. All repurchases made in 2023 were made pursuant to the $100 million Repurchase Plan.

In August 2023, the Company’s board of directors authorized a repurchase plan, or the $200 million Repurchase Plan, allowing us to invest up to $200 million to repurchase ADSs from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. The Israeli court approved the $200 million Repurchase Plan on October 17, 2023 for a twelve-month period. The $200 million Repurchase Plan expired on October 16, 2024, with $130,504,940 remaining, and thereafter no longer eligible for repurchases under such plan. All repurchases made in 2024 were made pursuant to the $200 million Repurchase Plan.

In January 2025, the Company’s board of directors authorized a repurchase plan, or the $150 million Repurchase Plan, allowing it to invest up to $150 million to repurchase ADSs from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. As of the date hereof, Repurchase Plan has yet to go into effect.

C.Rights Plan:

In January 2024, the Company entered into a rights agreement, or the Rights Plan. The Rights Plan was designed to reduce the likelihood that any entity, person or group would gain control of, or significant influence over the Company. The Rights Plan expired on January 25, 2025.

D.Stock Options, RSUs and Warrants:

The Company has in effect the Employee Stock Option Plan (2015) (the “2015 Plan”).

The 2015 Plan was adopted by Company’s board of directors in February 2015, and expires in February 2025. On February 4, 2025, the Board resolved to extend the 2015 plan by an additional one-year period. Company’s employees, directors, officers, consultants, advisors, suppliers are eligible to participate in this plan.

On March 13, 2019, the Company’s board of directors adopted an appendix to the 2015 Plan for U.S. residents. Under this appendix, the 2015 Plan provides for the granting of options to U.S. residents in compliance with the U.S. Internal Revenue Code of 1986, as amended.

As of July 31, 2025, the number of Ordinary Shares remains available for new equity awards under the plan was 29,177,472.13,499,408 RSUs and options to purchase Ordinary Shares were issued and outstanding as of such date, including RSUs which were issued to employees of Desktop and Markforged to replace the RSUs they held in those companies prior to the acquisitions.

Of these outstanding awards, as of July 31, 2025, 1,053,402 options to purchase ordinary shares were vested and exercisable.

Note 10 – Equity (Cont.)

D.Stock Options, RSUs and Warrants (Cont.):

Stock options

1.	From 2022 to 2023, the Company granted a total of 2,940,000 non-tradable share options to employees, officers, and consultants, with varying vesting periods and exercise prices. No share options were granted during 2024. The share options vest over a period of three years to four years. The share options will be exercisable until the earlier of (a) the anniversary of the vesting date of such options, and (b) 90 days from the end of employment date, in consideration of an exercise price.
2.	A summary of the Company’s stock option activity and related information is as follows:

		Weighted
		average
	Number	exercise	Weighted average
	of options	price	intrinsic value
Outstanding on December 31, 2023	4,039,537	$2.02	$1.00
Granted	—	—	—
Exercised	(856,812)	0.74	1.70
Forfeited and expired	(555,630)	2.64	1.16

Outstanding on December 31, 2024	2,627,095	2.30	0.80
Exercisable as of December 31, 2024	1,421,261	2.38	0.79

3.	The Company used the Black-Scholes-Merton formula, Binomial pricing model or Monte Carlo simulations for determining the estimated fair value of stock-based compensation related to stock options. In applying this model, the Company uses the following assumptions:
●	Risk-Free Interest Rate: The risk-free interest rate is based on government debentures with maturities similar to the expected term of the options for each option group.
●	Volatility: The Company utilizes the trading history of its Common Stock to determine the expected stock price volatility for its Common Stock.
●	Expected Term: The Company determined the expected term based on general option holder behavior and expected share price
●	Expected Dividend Rate: The Company has not paid and does not anticipate paying any cash dividends in the near future on its common stock.

The table below summarizes the assumptions used in determining the fair value of the options granted in 2022-2023:

Range of expected share price volatility	103.2%-121.85%
Range of estimated life (years)	4.5-8
Range of weighted average of risk-free interest rate	4.33%-4.5%
Expected dividend yield	—

The weighted average fair values at grant date of options granted for the years ended December 31, 2023, and 2022 with an exercise price equal to the market value at the date of grant were $2.13 and $2.41 per share, respectively.

The total intrinsic value of options exercised during the years 2024, 2023 and 2022 was $1.4 million, $2.7 million and $4.8 million, respectively.

Note 10 – Equity (Cont.)

D.Stock Options, RSUs and Warrants (Cont.):

Restricted stock units (“RSU”)

1.	From 2022 to 2024, the Company granted a total of 22,810,136 RSUs to employees, officers, and consultants, with varying vesting periods. The RSUs vest over a period of two to four years.
2.	On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. After the acquisition, one of DeepCube’s founders continued to work at DeepCube, in the role of Chief Technology Officer. In accordance with the terms of the acquisition agreement, 892,465 ordinary shares of the Company will be issued to this founder, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founder. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $7,756, and was recognized as post-acquisition compensation cost. With respect to these shares, the Group recorded expenses of $0.76 million in 2024 and $2.4 million in each of the years 2022 and 2023.

During 2024, 2023 and 2022, the Company chose to settle the share price protection mechanism in cash, and therefore the cash paid in the amount of 2024: $363 (2023: $522; 2022: $489) was treated as repurchase of equity awards that was reduced from equity.

3.	On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. In accordance with the terms of the acquisition agreement, 1,178,008 ordinary shares of the Company will be issued to NanoFabrica’s founders, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders for a period of two years following the acquisition. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $10,941, and were recognized as post-acquisition compensation cost.

During 2023 and 2022, the Company chose to settle the share price protection mechanism in cash, and therefore the cash paid in the amount of 2023: $3,937; 2022: $516 was treated as repurchase of equity awards that was reduced from equity.

4.	A summary of the Company’s RSUs activity is as follows:

		Weighted
		average
	Number of Units	grant price
Outstanding on December 31, 2023	12,468,235	$3.33
Granted	5,817,136	2.40
Exercised	(4,869,624)	3.53
Forfeited	(2,522,359)	3.32

Outstanding on December 31, 2024	10,893,388	$2.75

The weighted average fair values at grant date of RSUs granted for the years ended December 31, 2024, 2023 and 2022 were $2.4, $2.59 and $3.0 per share, respectively.

The total fair value of shares exercised during the years 2024, 2023 and 2022 was $18.3 million, $32.3 million and $31.0 million, respectively.

As of December 31, 2024, the Company had approximately $25.2 million of unrecognized compensation expense related to non-vested stock options and non-vested RSU’s, expected to be recognized over a weighted average period of 2.2 years.

Note 10 – Equity (Cont.)

D.Stock Options, RSUs and Warrants (Cont.):

Warrants

1.	A summary of the Company’s warrants activity and related information is as follows:

			Weighted
			average
		Weighted	remaining
		average	contractual
		exercise	life (in
	Warrants	price	years)
Outstanding on December 31, 2023	36,465,771	$6.30	1.18
Granted	—
Exercised	(41,540)	2.50	0.33
Expired	(1,606,605)	7.48	—

Outstanding and exercisable as of December 31, 2024	34,817,626	$6.26	1.24

2.	Warrants Issued in September 2020

In August 2020, following the approval of the Company’s shareholders, in consideration for his services as the Company’s Chief Executive Officer, and as appropriate incentive, the Company entered into a private placement of warrants, or the Stern Transaction, with the Company’s Chief Executive Officer, Mr. Yoav Stern. In consideration of $150,000, the Company issued to Mr. Stern warrants to purchase 6,880,402 ADSs of the Company. The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years. The warrants are held in the name of Stern YOI Ltd. Partnership, of which Mr. Stern is a managing partner. Simultaneously with the issuance of the warrants, Mr. Stern forfeited options to purchase 581,000 ADSs, previously granted to him. In addition, as long as Mr. Stern is employed by the Company or is a member of the Company’s board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company’s fully diluted capital. The exercise price per ADS under the Series B Warrants will be the average of the daily volume weighted average price of the ADSs for the 10 consecutive trading days ending on the trading day that is immediately prior to the date of the applicable notice to purchase the Series B Warrants. In the same general meeting of shareholders that approved the Stern Transaction, the Company’s shareholders approved the amended terms of compensation of the Company’s Chairman and Chief Executive Officer.

Note 10 – Equity (Cont.)

D.Stock Options, RSUs and Warrants (Cont.):

Stock-Based Compensation:

Stock-based compensation expense related to stock options, RSUs, and warrants is included in the consolidated statements of income as follows:

	For the year ended December 31
	2022	2023	2024

Cost of revenues	$666	811	938
Research and development expenses	12,708	10,297	6,079
Sales and marketing expenses	6,564	4,891	1,649
General and administrative expenses	11,276	6,111	7,055
	$31,214	22,110	15,721